The Appleton Group PLUS Fund
a series of Trust for Professional Managers

Supplement dated August 31, 2010
to the
Statement of Additional Information dated June 28, 2010

This supplement makes the following amendments to disclosures in the Statement of Additional Information (“SAI”) for the The Appleton Group PLUS Fund (the “Fund”) dated June 28, 2010:

The disclosure in the section entitled “Management of the Fund – Portfolio Managers” beginning on page B-22 of the SAI is amended to reflect the ownership of equity securities in the Fund by the Fund’s portfolio managers as set forth below:

As of February 28, 2010, the Portfolio Managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Mark C. Scheffler	$50,001-$100,000
Peter A. Mutschler	$100,001-$500,000

Please retain this supplement with your Statement of Additional Information for future reference.